Document and Entity Information	Oct. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Oct. 30, 2017
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Oct. 30, 2017
Document Effective Date	Oct. 30, 2017
Prospectus Date	Feb. 28, 2017
Direxion Indexed Commodity Strategy Fund | Class A
Prospectus:
Trading Symbol	DXCTX
Direxion Indexed Commodity Strategy Fund | Institutional Class
Prospectus:
Trading Symbol	DXCIX
Direxion Indexed Commodity Strategy Fund | Class C
Prospectus:
Trading Symbol	DXSCX
Direxion Indexed CVT Strategy Fund | Direxion Indexed CVT Strategy Fund
Prospectus:
Trading Symbol	DXCBX